Liquidity and Going Concern (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Nature of Business and Basis of Presentation [Abstract]
Net loss	$ 12,072,610	$ 44,500,000
Net cash outflows from operating activities	10,196,863	19,300,000
Accumulated losses	51,467,743	39,400,000
Cash equivalents	$ 3,653,778
Cash and cash equivalents		$ 6,400,000